OMB Number: 3235-0675

Expires: March 31, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

DB Structured products, Inc.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

   X   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2013 to June 30, 2013.

Date of Report (Date of filing): August 14, 2013

Commission File Number of securitizer: 025-01081

Central Index Key Number of securitizer: 0001548185

Patrick McEnerney

(212) 250-5668

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as Exhibits to this Form ABS-15G. Please see Exhibit 99.1 and Exhibit 99.2 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DB STRUCTURED PRODUCTS, INC.

Date: August 14, 2013	/s/ PatrickMcEnerney
	Name:	Patrick McEnerney
	Title:	President

/s/ Anthony Aulisa
	Name:	Anthony Aulisa
	Title:	Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Table for Form ABS-15G (Repurchase reporting)
99.2	Explanatory Notes